Expense Example {- Templeton Growth VIP Fund} - FTVIP Class 2-66 - Templeton Growth VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 113
3 years	353
5 years	612
10 years	$ 1,352